Significant accounting policies, Product revenue, net (Details)	9 Months Ended
Sep. 30, 2022
Bottom of Range [Member]
Product revenue, net [Abstract]
Contractual payment terms	1 month
Top of Range [Member]
Product revenue, net [Abstract]
Contractual payment terms	2 months